Contingent liabilities and commitments	6 Months Ended
Jun. 30, 2023
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments	Contingent liabilities and commitments

	As at 30.06.23	As at 31.12.22
Contingent liabilities and financial guarantees	£m	£m
Guarantees and letters of credit pledged as collateral security	19,108	17,700
Performance guarantees, acceptances and endorsements	8,041	8,100
Total	27,149	25,800

Commitments
Documentary credits and other short-term trade related transactions	1,356	1,748
Standby facilities, credit lines and other commitments	324,223	333,229
Total	325,579	334,977
Further details on contingent liabilities, where it is not practicable to disclose an estimate of the potential financial effect on the Barclays Bank Group relating to legal and competition and regulatory matters can be found in note 11 below.